Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2024
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2022	2023	2024
Brokers’ commissions on revenues	3,990	4,524	4,079
Bunkers’ consumption and other voyage expenses	2,766	6,474	5,062
Total	6,756	10,998	9,141